Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 228,111,000.00
Total Fee Amount	31,502.13
Total Offset Amount	0.00
Net Fee	$ 31,502.13
Offering Table N/A
Offset Table N/A	N/A